UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22175

ALPS ETF TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler, Esq. ALPS ETF Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	July 1 – September 30, 2009

Item 1. Schedule of Investments.

Cohen & Steers Global Realty Majors ETF	SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Security Description	Shares	Market Value

COMMON STOCKS (99.82%)
Australia (9.75%)
CFS Retail Property Trust	53,097	$94,190
Commonwealth Property Office Fund	45,316	37,994
Dexus Property Group	122,044	91,015
Mirvac Group	69,014	102,326
Stockland Trust Group	62,176	223,884
Westfield Group	29,173	357,879
		907,288
Belgium (0.47%)
Confinimmo	311	43,422

Canada (0.80%)
Boardwalk Real Estate Investment Trust	705	25,322
RioCan Real Estate Investment Trust	2,941	49,323
		74,645
France (6.36%)
Fonciere des Regions	665	77,364
ICADE	541	57,885
Klepierre	2,321	91,957
Unibail-Rodamco	1,757	364,558
		591,764
Great Britain (8.34%)
British Land Co., Plc	22,957	174,476
Derwent London Plc	2,276	44,409
Great Portland Estates Plc	8,425	35,667
Hammerson Plc	18,741	118,185
Land Securities Group Plc	20,366	203,577
Liberty International Plc	11,685	89,704
Segro Plc	18,823	110,634
		776,652
Hong Kong (14.70%)
China Overseas Land & Investment, Ltd.	106,000	229,232
Hang Lung Properties, Ltd.	54,000	198,928
Henderson Land Development Co., Ltd.	26,000	171,096
Hongkong Land Holdings, Ltd.	31,000	134,850
The Link Real Estate Investment Trust	58,000	127,674
Sun Hung Kai Properties, Ltd.	21,000	309,444
The Wharf Holdings, Ltd.	37,000	196,457
		1,367,681
Japan (12.83%)
Aeon Mall Co., Ltd.	2,100	43,836
Japan Real Estate Investment Corp.	11	90,177
Japan Retail Fund Investment Corp.	11	59,831
Mitsubishi Estate Co., Ltd.	19,000	299,637
Mitsui Fudosan Co., Ltd.	17,000	288,412
Nippon Building Fund, Inc.	13	116,301
Nomura Real Estate Office Fund, Inc.	7	46,674
NTT Urban Development Corp.	31	28,530
Sumitomo Realty & Development Co., Ltd.	12,000	220,204
		1,193,602
Netherlands (1.88%)
Corio N.V.	1,252	86,250
Eurocommercial Properties N.V.	847	33,502
Wereldhave N.V.	561	55,187
		174,939
Singapore (5.74%)
Ascendas Real Estate Investment Trust	35,066	48,031
CapitaLand, Ltd.	69,000	182,165
CapitaMall Trust	63,347	83,171
City Developments, Ltd.	17,000	124,509
Kerry Properties, Ltd.	18,000	96,270
		534,146

Sweden (0.48%)
Castellum AB	4,635	44,740

Switzerland (0.66%)
PSP Swiss Property AG*	1,070	61,871

United States (37.81%)
Alexandria Real Estate Equities, Inc.	1,067	57,991
AMB Property Corp.	3,788	86,935
Apartment Investment and Management Co.	3,151	46,477
AvalonBay Communities, Inc.	2,149	156,297
Boston Properties, Inc.	3,684	241,486
BRE Properties, Inc.	1,434	44,884
Brookfield Properties Corp.	6,153	69,283
Camden Property Trust	1,601	64,520
Digital Realty Trust, Inc.	2,043	93,386
Douglas Emmett, Inc.	3,484	42,784
Duke Realty Corp.	5,788	69,514
Equity Residential	7,348	225,584
Essex Property Trust, Inc.	724	57,616
Federal Realty Investment Trust	1,591	97,640
HCP, Inc.	7,664	220,263
Host Hotels & Resorts, Inc.	15,916	187,331
Kimco Realty Corp.	8,296	108,180
Liberty Property Trust	2,822	91,800
The Macerich Co.	2,184	66,241
Mack-Cali Realty Corp.	1,968	63,625
ProLogis	11,833	141,049
Public Storage	3,377	254,085
Regency Centers Corp.	2,071	76,731
Simon Property Group, Inc.	4,605	319,725
SL Green Realty Corp.	1,987	87,130
UDR, Inc.	4,010	63,117
Ventas, Inc.	4,182	161,007
Vornado Realty Trust	4,218	271,681
Weingarten Realty Investors	2,594	51,672
		3,518,034
TOTAL COMMON STOCKS (Cost $9,635,582)		9,288,784

TOTAL INVESTMENTS (99.82%) (Cost $9,635,582)		9,288,784

NET OTHER ASSETS AND LIABILITIES (0.18%)		16,510

NET ASSETS (100.00%)		$9,305,294

* Non-income producing security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited

N.V. - Naamloze Vennootschap  is the Dutch term for a public limited liability corporation.

Plc - Public Limited Co.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Security Description	Shares	Market Value

EXCHANGE TRADED FUNDS (99.99%)
Consumer Discretionary (11.12%)
Consumer Discretionary Select Sector SPDR Fund	47,720	$1,310,868

Consumer Staples (11.31%)
Consumer Staples Select Sector SPDR Fund	52,370	1,333,340

Energy (11.00%)
Energy Select Sector SPDR Fund	24,057	1,297,153

Financials (11.12%)
Financial Select Sector SPDR Fund	87,758	1,311,105

Healthcare (11.20%)
Health Care Select Sector SPDR Fund	46,087	1,321,314

Industrials (10.95%)
Industrial Select Sector SPDR Fund	49,020	1,291,187

Materials (10.88%)
Materials Select Sector SPDR Fund	41,540	1,283,586

Technology (11.27%)
Technology Select Sector SPDR Fund	63,673	1,328,856

Utilities (11.14%)
Utilities Select Sector SPDR Fund	44,794	1,313,808

TOTAL EXCHANGE TRADED FUNDS (Cost $11,000,070)		11,791,217

TOTAL INVESTMENTS (99.99%) (Cost $11,000,070)		11,791,217

NET OTHER ASSETS AND LIABILITIES (0.01%)		1,621

NET ASSETS (100.00%)		$11,792,838

See Notes to Quarterly Schedule of Investments.

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY	SCHEDULE OF INVESTMENTS
INDEX FUND	September 30, 2009(Unaudited)

Security Description	Shares	Market Value

COMMON STOCKS (99.42%)
Australia (2.08%)
BlueScope Steel, Ltd.	3,516	$9,092
Fortescue Metals Group, Ltd.*	3,182	10,728
Incitec Pivot, Ltd.	20,534	51,286
Newcrest Mining, Ltd.	1,382	38,908
Nufarm, Ltd.	2,250	22,538
Woodside Petroleum, Ltd.	614	28,249
		160,801
Bermuda (0.20%)
Aquarius Platinum, Ltd.*	1,066	4,855
Sinofert Holdings, Ltd.	24,000	10,653
		15,508
Brazil (3.73%)
Companhia Siderurgica Nacional SA, ADR	1,486	45,472
Gerdau SA, ADR	1,790	24,058
Petroleo Brasileiro SA, ADR	3,290	151,011
Vale SA, ADR	2,908	67,262
		287,803
Canada (14.04%)
Agnico-Eagle Mines, Ltd.	444	29,954
Agrium, Inc.	2,026	101,026
Barrick Gold Corp.	2,498	94,353
Cameco Corp.	766	21,204
Canadian Natural Resources, Ltd.	668	44,998
Eldorado Gold Corp.*	986	11,171
EnCana Corp.	976	56,379
Goldcorp, Inc.	2,118	84,815
IAMGOLD Corp.	1,030	14,520
Imperial Oil, Ltd.	334	12,681
Inmet Mining Corp.	148	8,268
Ivanhoe Mines, Ltd.*	696	8,923
Kinross Gold Corp.	1,974	42,908
Osisko Mining Corp.*	646	4,791
Pan American Silver Corp.*	244	5,588
Potash Corp. of Saskatchewan, Inc.	3,788	342,766
Red Back Mining, Inc.*	612	6,860
Royal Gold, Inc.	108	4,880
Silver Wheaton Corp.*	868	10,991
Suncor Energy, Inc.	2,030	70,737
Talisman Energy, Inc.	1,336	23,190
Teck Resources, Ltd., Class B*	1,114	30,619
Viterra, Inc.*	3,018	30,031
Yamana Gold, Inc.	2,086	22,390
		1,084,043
Cayman Islands (0.25%)
Chaoda Modern Agriculture Holdings, Ltd.	32,000	19,324

Chile (0.79%)
Sociedad Quimica y Minera de Chile SA, ADR	1,550	60,652

China (1.65%)
China Agri-Industries Holdings, Ltd.	16,000	14,947
China Bluechemical, Ltd.	24,000	13,006
China Petroleum & Chemical Corp.	24,000	20,408
China Shenhua Energy Co., Ltd.	4,000	17,470
CNOOC, Ltd.	20,000	26,890
PetroChina Co., Ltd.	24,000	27,128
Zijin Mining Group Co., Ltd.	8,000	7,855
		127,704

Denmark (0.50%)
Danisco A/S	636	38,555

France (2.10%)
Total SA	2,730	162,032

Germany (1.46%)
K+S AG	1,588	86,557
Salzgitter AG	68	6,510
ThyssenKrupp AG	580	19,948
		113,015
India (1.49%)
Reliance Industries, Ltd., GDR(1)	1,022	93,549
Sterlite Industries India, Ltd., ADR	1,370	21,879
		115,428
Israel (1.38%)
Israel Chemicals, Ltd.	5,758	65,714
The Israel Corp., Ltd.*	44	26,448
Makhteshim-Agan Industries, Ltd.	3,274	14,738
		106,900
Italy (0.96%)
Eni SpA	2,958	73,849

Japan (0.99%)
JFE Holdings, Inc.	800	27,520
Nippon Steel Corp.	8,000	29,307
Sumitomo Metal Industries, Ltd.	8,000	19,746
		76,573
Jersey (0.21%)
Randgold Resources, Ltd.	236	16,517

Luxembourg (0.20%)
Evraz Group SA, GDR*	582	15,161

Malaysia (1.08%)
IOI Corp. BHD	36,400	54,689
PPB Group BHD	6,400	28,477
		83,166
Mauritius (0.38%)
Golden Agri-Resources, Ltd.*	96,000	29,296

Mexico (0.20%)
Grupo Mexico SAB de CV, Series B*	8,200	15,107

Netherlands (1.05%)
ArcelorMittal*	1,452	54,226
CNH Global N.V.*	366	6,251
Nutreco Holding N.V.	422	20,504
		80,981
New Guinea (0.22%)
Lihir Gold, Ltd.*	6,780	16,754

Norway (1.00%)
Norsk Hydro ASA*	1,200	7,950
Yara International ASA	2,200	68,931
		76,881
Peru (0.33%)
Companhia de Minas Buenaventura SA, ADR	728	25,633

Russia (6.87%)
Gazprom OAO, ADR	7,672	181,366
LUKOIL OAO, ADR	1,102	60,445
MMC Norilsk Nickel, ADR*	3,372	42,150
Polyus Gold Co., ADR	508	11,562
Rosneft Oil Co., GDR	12,446	93,594
Surgutneftegaz, ADR	4,318	37,783
Uralkali, GDR*	5,472	103,366
		530,266

Singapore (1.20%)
Olam International, Ltd.	12,000	21,291
Wilmar International, Ltd.	16,000	71,765
		93,056
South Africa (1.82%)
Anglo Platinum, Ltd.*	136	11,971
AngloGold Ashanti, Ltd., ADR	1,012	41,249
Gold Fields, Ltd.	1,598	21,405
Harmony Gold Mining Co., Ltd.	988	10,431
Impala Platinum Holdings, Ltd.	1,526	35,242
Sasol, Ltd.	544	20,274
		140,572
South Korea (0.57%)
POSCO, ADR	425	44,175

Spain (0.42%)
Repsol YPF SA	1,206	32,771

Switzerland (4.09%)
Syngenta AG	1,228	281,778
Transocean, Ltd.*	400	34,212
		315,990
United Kingdom (10.82%)
Anglo American Plc*	2,698	85,999
Antofagasta Plc	668	8,114
BG Group Plc	4,714	81,953
BHP Billiton Plc	4,378	119,592
BP Plc, ADR	24,320	215,095
Kazakhmys Plc*	388	6,665
Lonmin Plc*	404	10,816
Petropavlovsk Plc*	372	5,387
Rio Tinto Plc	2,722	116,171
Royal Dutch Shell Plc, Class A	4,598	131,394
Xstrata Plc*	3,708	54,708
		835,894
United States (37.34%)
AGCO Corp.*	1,180	32,603
Alcoa, Inc.	1,830	24,010
Allegheny Technologies, Inc.	168	5,878
Anadarko Petroleum Corp.	634	39,771
Apache Corp.	434	39,854
Archer-Daniels-Midland Co.	8,044	235,045
Baker Hughes, Inc.	400	17,064
Bunge, Ltd.	1,600	100,176
Cameron International Corp.*	280	10,590
Chesapeake Energy Corp.	772	21,925
Chevron Corp.	2,598	182,977
Cliffs Natural Resources, Inc.	252	8,155
Coeur d’Alene Mines Corp.*	216	4,428
ConocoPhillips	1,930	87,159
Consol Energy, Inc.	236	10,646
Corn Products International, Inc.	950	27,094
Deere & Co.	5,434	233,228
Devon Energy Corp.	542	36,493
Diamond Offshore Drilling, Inc.	180	17,194
EOG Resources, Inc.	324	27,057
Exxon Mobil Corp.	6,392	438,554
Freeport-McMoRan Copper & Gold, Inc.*	788	54,065
Halliburton Co.	1,166	31,622
Hess Corp.	392	20,956
Intrepid Potash, Inc.*	542	12,786
Marathon Oil Corp.	916	29,220
Monsanto Co.	7,022	543,502
The Mosaic Co.	2,038	97,967
Murphy Oil Corp.	232	13,356
National Oilwell Varco, Inc.*	540	23,290
Newmont Mining Corp.	1,372	60,395
Noble Corp.	400	15,184
Noble Energy, Inc.	224	14,775

Nucor Corp.	604	28,394
Occidental Petroleum Corp.	1,036	81,222
Peabody Energy Corp.	348	12,953
Schlumberger, Ltd.	1,600	95,360
Southern Copper Corp.	328	10,066
Southwestern Energy Co.*	436	18,608
Steel Dynamics, Inc.	384	5,891
Terra Industries, Inc.	1,250	43,338
United States Steel Corp.	224	9,939
Valero Energy Corp.	720	13,961
Weatherford International, Ltd.*	800	16,584
XTO Energy, Inc.	734	30,329
		2,883,664
TOTAL COMMON STOCKS
(Cost $7,779,598)		7,678,071

TOTAL INVESTMENTS (99.42%)
(Cost $7,779,598)		7,678,071

NET OTHER ASSETS AND LIABILITIES (0.58%)		44,838

NET ASSETS (100.00%)		$7,722,909

* Non-income producing security.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. Securities restricted under Rule 144A comprised 1.21% of the fund’s net assets.

Common Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norweigan term for a public limited company

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

GDR - Global Depositary Receipt

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

S.p.A. - Societa` Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedule of Investments

1. Portfolio Valuation

The Funds’ NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s securities using fair value pricing will result in suing prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Fund’s securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund’s ability to track the Index.

2.  Fair Valuation Measurements

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“ASC 820”). ASC 820 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)              Level 1 —quoted prices in active markets for identical securities

2)              Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

3)              Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets:

Cohen & Steers Global Realty Majors ETF

Assets:

			Level 3
		Level 2	Significant
Investments in Securities at	Level 1	Other Significant	Unobservable
Value	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$9,288,784	$—	$—	$9,288,784
TOTAL	$9,288,784	$—	$—	$9,288,784

ALPS Equal Sector Weight ETF

Assets:

			Level 3
		Level 2	Significant
Investments in Securities at	Level 1	Other Significant	Unobservable
Value	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$11,791,217	$—	$—	$11,791,217
TOTAL	$11,791,217	$—	$—	$11,791,217

Jefferies | TR/J CRB Global Commodity Equity Index Fund

Assets:

			Level 3
		Level 2	Significant
Investments in Securities at	Level 1	Other Significant	Unobservable
Value	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$7,678,071	$—	$—	$7,678,071
TOTAL	$7,678,071	$—	$—	$7,678,071

All securities of the Funds were valued using Level 1 inputs during the three month period ended September 30, 2009. Thus a reconciliation of assets in which significant unobservable inputs (level 3) were used is not applicable for the Fund.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of September 30, 2009, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers	ALPS	Jefferies | TR/J
	Global Realty	Equal Sector Weight	CRB Global Commodity
	Majors ETF	ETF	Equity Index Fund
As of September 30, 2009
Gross appreciation (excess of value over tax cost)	$352,189	$791,147	$—
Gross depreciation (excess of tax cost over value)	(820,798)	—	(101,527)
Net unrealized appreciation/(depreciation)	$(468,609)	$791,147	$(101,527)
Cost of investments for income tax purposes	$9,757,393	$11,000,070	$7,779,598

4. New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

Item 2. Controls and Procedures.

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	November 25, 2009

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	November 25, 2009

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